ABIGAIL J. MURRAY 312-609-7796 amurray@vedderprice.com
September 2, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:       Marshall Funds, Inc. (the “Registrant”)
File Nos. 033-48907 and 811-58433

To The Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectuses dated September 1, 2010 and Statement of Additional Information dated September 1, 2010 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 64 (the “Amendment”), which was filed on August 30, 2010 and went effective August 31, 2010, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-10-200755).

Please do not hesitate to contact the undersigned at (312) 609-7796 if you have any questions regarding this certification.

Very truly yours,
/s/Abigail J. Murray
Abigail J. Murray